Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) - $ / shares		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Disclosure of Stock Option and Incentive Plan [Abstract]
Risk-free interest rate	[1],[2]	0.30%	1.41%
Expected life of stock options	[2],[3]	4 years 6 months	4 years 6 months
Expected volatility	[2],[4]	21.30%	17.30%
Expected dividend yield	[2],[5]	2.22%	1.75%
Fair value per option	[2]	$ 7.82	$ 8.85

[1]	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
[2]	There were no options grants during fiscal year 2022.
[3]	Expected life of stock options is based upon historical experience.
[4]	Expected volatility is based on blended volatility.
[5]	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.